Warrants (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Shares of Ordinary Shares Underlying Warrants | shares	1,080,645
Exercise Price Per Share | $ / shares	$ 4.50
Issuance Date	Mar. 22, 2016
Expiration Date	Sep. 22, 2021